Employee Benefits - Components of Net Periodic Pension Cost and Other Changes in Plan Assets and Benefit (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Net Periodic Pension Cost
Service cost-benefits earned during the period	$ 516	$ 659	$ 1,778	$ 2,075	$ 2,767	$ 2,788	$ 2,371
Interest cost on projected benefit obligation	1,141	997	3,353	2,989	3,985	4,358	4,162
Expected return on plan assets	(1,710)	(1,526)	(5,180)	(4,656)	(6,207)	(5,564)	(5,378)
Amortization of prior service cost (credit)	(34)	(34)	(104)	(102)	(138)	(137)	(7)
Recognized net actuarial loss	287	642	705	1,818	2,425	2,474	773
Net Periodic Pension Expense	200	738	552	2,124	2,832	3,919	1,921
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss)
Net actuarial loss (gain)					(15,499)	2,477	20,422
Recognized net actuarial loss					(2,425)	(2,474)	(773)
Prior service credit							(1,513)
Recognized prior service credit					138	137	7
Total (Before Tax Effects)					(17,786)	140	18,143
Total Recognized in Net Benefit Cost and Other Comprehensive Income (Loss) (Before Tax Effects)					$ (14,954)	$ 4,059	$ 20,064